BORROWINGS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Debt Instrument [Line Items]
Short-term bank borrowings	¥ 5,500		¥ 20,000	¥ 26,838
Short-term borrowings, including current portion of long-term borrowings	5,500	$ 863	20,000	26,838
Long-term borrowings	8,004	$ 1,256		104,198
Secured Bank Loans
Debt Instrument [Line Items]
Short-term bank borrowings	¥ 5,500			¥ 26,838
Unsecured Bank Loans
Debt Instrument [Line Items]
Short-term bank borrowings			¥ 20,000